Label	Element	Value
(Fidelity Treasury Digital Fund)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Fidelity® Treasury Digital Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2027
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
• Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
• Normally investing in securities whose interest is exempt from state and local income taxes.
• Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Treasury securities are high-quality securities issued or guaranteed by the U.S. Treasury. Treasury securities are backed by the full faith and credit of the U.S. Treasury. Treasury securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.
Use of Blockchain
The fund’s transfer agent maintains the official record of share ownership of the OnChain class in book-entry form. Ownership of the OnChain class will also be recorded – or digitized – on a public blockchain. Although the secondary recording of the OnChain class on a blockchain will not represent the official record of ownership, the transfer agent will reconcile the secondary blockchain transactions with the official records of the OnChain class on at least a daily basis during business days under normal conditions. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation and the ownership of the shares at any given time.
A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, hence the name blockchain.
The secondary recording of OnChain class shares on a blockchain will not affect the fund’s investments or its investment strategies. The fund will invest, consistent with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), at least 99.5% of total assets in cash and U.S. Treasury securities. The fund will not invest in any crypto assets.
For more information regarding the use of blockchain technology for the OnChain class, see “Use of Blockchain” in the Fund Basics section of this prospectus. More detailed information about blockchain technology and the public blockchain network(s) used by the fund’s transfer agent, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the fund and its policies and risks, can be found in the fund’s Statement of Additional Information (SAI).

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
(Fidelity Treasury Digital Fund) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Fidelity Treasury Digital Fund) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the fund.
(Fidelity Treasury Digital Fund) | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Fidelity Investments and its affiliates, the fund’s sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
(Fidelity Treasury Digital Fund) | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund will not impose a fee upon the sale of your shares.
(Fidelity Treasury Digital Fund) | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
(Fidelity Treasury Digital Fund) | Interest Rate Changes [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
(Fidelity Treasury Digital Fund) | Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield.
(Fidelity Treasury Digital Fund) | Issuer-Specific Changes [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Issuer-Specific Changes. A decline in the credit quality of an issuer can cause the price of a money market security to decrease.
(Fidelity Treasury Digital Fund) | U.S. Treasury Obligations [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
• U.S. Treasury Obligations.
U.S. Treasury obligations are high-quality securities issued or guaranteed by the U.S. Treasury providing minimal risk of loss of principal if held to maturity. Fluctuations in interest rates may cause the market value of such securities to vary.

(Fidelity Treasury Digital Fund) | OnChain
Prospectus [Line Items]	oef_ProspectusLineItems
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.25%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	70
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	130
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 308

[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse OnChain shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.20% (the Expense Cap). If at any time during the current fiscal year expenses for OnChain shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2027. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.